UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

February 28, 2018

GCF-QTLY-0418
1.797941.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.4%
Auto Components - 0.0%
Aptiv PLC	39,341	$3,593
Automobiles - 1.3%
Tesla, Inc. (a)(b)	1,713,163	587,718
Hotels, Restaurants & Leisure - 1.9%
China Lodging Group Ltd. ADR	357,105	54,244
Chipotle Mexican Grill, Inc. (a)	190,198	60,561
Dunkin' Brands Group, Inc. (b)	204,909	12,272
Hyatt Hotels Corp. Class A	152,573	11,789
Las Vegas Sands Corp.	863,801	62,893
Marriott International, Inc. Class A	136,363	19,256
McDonald's Corp.	1,389,308	219,149
Papa John's International, Inc. (b)	22,622	1,306
Royal Caribbean Cruises Ltd.	20,015	2,534
Shake Shack, Inc. Class A (a)(b)	586,960	22,886
Starbucks Corp.	3,647,662	208,282
U.S. Foods Holding Corp. (a)	496,841	16,590
Yum China Holdings, Inc.	1,775,966	76,935
Yum! Brands, Inc.	900,090	73,249
		841,946
Household Durables - 0.3%
Roku, Inc.:
Class A (b)	277,192	11,301
Class B	3,579,213	138,628
Sony Corp. sponsored ADR	125,911	6,353
		156,282
Internet & Direct Marketing Retail - 9.0%
Amazon.com, Inc. (a)	1,635,163	2,473,102
Blue Apron Holdings, Inc. Class B	2,211,569	6,170
Ctrip.com International Ltd. ADR (a)	1,166,821	53,650
Expedia, Inc.	453,543	47,699
Groupon, Inc. (a)	8,128,090	34,788
JD.com, Inc. sponsored ADR (a)	4,955,983	233,675
Netflix, Inc. (a)	2,080,677	606,268
The Booking Holdings, Inc. (a)	105,371	214,329
The Honest Co., Inc. (a)(c)(d)	39,835	736
Vipshop Holdings Ltd. ADR (a)	1,355,540	23,573
Wayfair LLC Class A (a)(b)	3,439,147	266,259
		3,960,249
Leisure Products - 0.1%
Callaway Golf Co.	2,061,100	31,906
Media - 1.1%
Comcast Corp. Class A	8,790,203	318,293
Lions Gate Entertainment Corp.:
Class A (b)	97,658	2,758
Class B	84,446	2,267
The Walt Disney Co.	1,494,645	154,188
Turn, Inc. (Escrow) (c)(d)	984,774	655
		478,161
Multiline Retail - 0.4%
Dollar General Corp.	294,151	27,824
Dollar Tree, Inc. (a)	1,043,931	107,149
Target Corp.	441,516	33,295
		168,268
Specialty Retail - 1.3%
CarMax, Inc. (a)	141,905	8,787
Home Depot, Inc.	1,970,206	359,109
L Brands, Inc.	135,672	6,693
Lowe's Companies, Inc.	702,768	62,961
RH (a)(b)	1,013,700	86,043
Sleep Number Corp. (a)	155,974	5,372
TJX Companies, Inc.	300,924	24,880
		553,845
Textiles, Apparel & Luxury Goods - 6.0%
adidas AG	4,719,490	1,045,669
Cibus Global Ltd. Series C (c)(d)(e)	4,523,810	9,500
Kering SA	516,200	242,237
lululemon athletica, Inc. (a)(f)	7,706,578	625,003
LVMH Moet Hennessy - Louis Vuitton SA	176,790	52,877
NIKE, Inc. Class B	2,610,114	174,956
PagSeguro Digital Ltd. (a)	419,857	13,536
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,727,702	357,138
Tory Burch LLC:
Class A (c)(d)(e)	950,844	55,653
Class B (c)(d)(e)	324,840	19,931
Under Armour, Inc. Class C (non-vtg.) (a)(b)	142,282	2,141
VF Corp.	378,620	28,234
		2,626,875

TOTAL CONSUMER DISCRETIONARY		9,408,843

CONSUMER STAPLES - 4.6%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	302,896	65,268
Dr. Pepper Snapple Group, Inc.	577,463	67,130
Fever-Tree Drinks PLC	1,432,142	48,904
Monster Beverage Corp. (a)	6,747,742	427,604
PepsiCo, Inc.	916,995	100,622
The Coca-Cola Co.	4,890,646	211,374
		920,902
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	932,156	177,949
Drogasil SA	2,398,773	57,433
Kroger Co.	597,165	16,195
Walgreens Boots Alliance, Inc.	273,415	18,836
		270,413
Food Products - 0.4%
General Mills, Inc.	124,608	6,299
Kellogg Co.	101,064	6,690
Lamb Weston Holdings, Inc.	775,157	41,928
Mondelez International, Inc.	867,388	38,078
The Hain Celestial Group, Inc. (a)	306,643	10,665
The Hershey Co.	234,370	23,029
The Kraft Heinz Co.	430,611	28,872
		155,561
Household Products - 0.2%
Church & Dwight Co., Inc.	744,028	36,599
Colgate-Palmolive Co.	382,170	26,358
Kimberly-Clark Corp.	216,918	24,061
Procter & Gamble Co.	185,154	14,538
		101,556
Personal Products - 0.6%
Coty, Inc. Class A	6,956,546	134,400
Godrej Consumer Products Ltd.	236,133	3,869
Herbalife Ltd. (a)(b)	868,635	80,001
Unilever NV (Certificaten Van Aandelen) (Bearer)	628,500	32,893
		251,163
Tobacco - 0.7%
Altria Group, Inc.	2,893,705	182,159
British American Tobacco PLC sponsored ADR	193,225	11,412
Philip Morris International, Inc.	1,203,577	124,630
		318,201

TOTAL CONSUMER STAPLES		2,017,796

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,882,142	49,689
Halliburton Co.	479,955	22,280
U.S. Silica Holdings, Inc. (b)	513,466	13,294
		85,263
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	235,158	13,413
Cabot Oil & Gas Corp.	1,339,862	32,371
Concho Resources, Inc. (a)	410,764	61,943
Continental Resources, Inc. (a)	431,174	20,485
Diamondback Energy, Inc. (a)	400,147	49,874
EOG Resources, Inc.	1,328,622	134,749
Hess Corp.	89,035	4,044
Noble Energy, Inc.	884,598	26,388
PDC Energy, Inc. (a)	427,920	22,479
Pioneer Natural Resources Co.	345,695	58,848
Reliance Industries Ltd.	2,867,093	41,715
Valero Energy Corp.	207,157	18,731
		485,040

TOTAL ENERGY		570,303

FINANCIALS - 3.0%
Banks - 1.2%
Bank of America Corp.	2,477,219	79,519
Citigroup, Inc.	572,129	43,190
HDFC Bank Ltd. sponsored ADR	1,273,647	123,773
JPMorgan Chase & Co.	1,864,990	215,406
Signature Bank (a)	69,914	10,221
Wells Fargo & Co.	1,027,654	60,025
		532,134
Capital Markets - 1.7%
BlackRock, Inc. Class A	421,905	231,807
BM&F BOVESPA SA	5,250,497	41,430
Charles Schwab Corp.	6,808,858	361,006
E*TRADE Financial Corp. (a)	536,416	28,017
Edelweiss Financial Services Ltd.	1,213,625	4,950
Nomura Holdings, Inc.	4,692,200	28,563
T. Rowe Price Group, Inc.	319,443	35,746
		731,519
Consumer Finance - 0.1%
American Express Co.	217,360	21,195
Discover Financial Services	133,152	10,496
		31,691
Insurance - 0.0%
Hiscox Ltd.	377,200	7,208

TOTAL FINANCIALS		1,302,552

HEALTH CARE - 18.2%
Biotechnology - 13.4%
AbbVie, Inc.	1,393,985	161,465
ACADIA Pharmaceuticals, Inc. (a)(b)(f)	7,054,375	175,760
Agios Pharmaceuticals, Inc. (a)(b)	2,084,668	167,586
Alexion Pharmaceuticals, Inc. (a)	1,385,277	162,701
Alkermes PLC (a)(f)	9,510,360	542,851
Alnylam Pharmaceuticals, Inc. (a)(f)	5,028,961	604,280
Amgen, Inc.	1,206,418	221,703
AnaptysBio, Inc. (a)	255,553	31,372
Argenx SE ADR	77,608	5,947
Array BioPharma, Inc. (a)	5,487,401	95,042
Arsanis, Inc. (a)	348,252	5,137
aTyr Pharma, Inc. (a)(b)(f)	759,877	2,242
aTyr Pharma, Inc. (a)(f)(g)	1,469,144	4,334
BeiGene Ltd. ADR (a)	2,004,983	287,655
Biogen, Inc. (a)	345,091	99,728
bluebird bio, Inc. (a)(f)	2,606,256	523,857
Blueprint Medicines Corp. (a)	164,230	14,216
Calyxt, Inc. (f)	1,462,026	26,857
Celgene Corp. (a)	1,056,347	92,029
Celldex Therapeutics, Inc. (a)	1,910,744	4,299
Cellectis SA sponsored ADR (a)	693,825	21,661
Chimerix, Inc. (a)	2,091,472	10,165
Coherus BioSciences, Inc.(a)(b)	2,257,289	22,347
CytomX Therapeutics, Inc. (a)	688,183	20,446
CytomX Therapeutics, Inc. (a)(g)	794,033	23,591
Denali Therapeutics, Inc. (a)(b)	1,138,030	26,050
Editas Medicine, Inc. (a)	941,209	34,486
Esperion Therapeutics, Inc.(a)	233,977	18,814
Exact Sciences Corp. (a)	176,960	7,894
Exelixis, Inc. (a)	14,513,410	374,446
Fate Therapeutics, Inc. (a)(b)	1,827,934	20,583
Five Prime Therapeutics, Inc. (a)	1,458,447	31,007
Galapagos Genomics NV sponsored ADR (a)(b)	571,122	59,517
Gilead Sciences, Inc.	1,320,813	103,988
Global Blood Therapeutics, Inc. (a)	982,909	57,648
Heron Therapeutics, Inc. (a)(b)	2,247,923	45,745
Intellia Therapeutics, Inc. (a)(b)	858,206	22,399
Intercept Pharmaceuticals, Inc. (a)(b)	137,147	8,192
Intrexon Corp. (a)(b)	468,715	6,103
Ionis Pharmaceuticals, Inc. (a)(f)	7,398,267	390,776
Ironwood Pharmaceuticals, Inc. Class A (a)	5,095,944	72,362
Jounce Therapeutics, Inc. (a)(b)	519,799	10,957
Lexicon Pharmaceuticals, Inc. (a)(b)(f)	6,864,887	59,244
Macrogenics, Inc. (a)	202,819	5,089
Merrimack Pharmaceuticals, Inc.	499,760	5,552
Momenta Pharmaceuticals, Inc. (a)(f)	5,053,881	86,169
Protagonist Therapeutics, Inc. (a)	619,078	10,493
Prothena Corp. PLC (a)(b)(f)	2,113,217	71,194
Regeneron Pharmaceuticals, Inc. (a)	901,411	288,848
Regulus Therapeutics, Inc. (a)(b)(f)	5,235,227	5,811
Rigel Pharmaceuticals, Inc. (a)(f)	10,482,016	39,412
Sage Therapeutics, Inc. (a)	2,091,017	337,407
Seattle Genetics, Inc. (a)(b)	1,883,042	101,684
Seres Therapeutics, Inc. (a)	1,129,091	10,726
Seres Therapeutics, Inc. (a)(g)	572,827	5,442
Sienna Biopharmaceuticals, Inc. (b)(f)	809,475	12,693
Sienna Biopharmaceuticals, Inc. (f)(g)	564,045	8,844
Spark Therapeutics, Inc. (a)	392,819	22,430
Syros Pharmaceuticals, Inc. (a)(b)(f)	1,072,196	11,301
Syros Pharmaceuticals, Inc. (a)(f)(g)	938,007	9,887
TESARO, Inc. (a)(b)	370,680	20,473
Ultragenyx Pharmaceutical, Inc. (a)	712,476	34,063
uniQure B.V. (a)	351,640	8,939
Vertex Pharmaceuticals, Inc. (a)	368,618	61,202
Xencor, Inc. (a)	951,316	29,139
Zai Lab Ltd. ADR (b)	1,014,117	22,463
		5,886,743
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	566,579	34,182
Align Technology, Inc. (a)	128,431	33,716
Danaher Corp.	1,249,940	122,219
DexCom, Inc. (a)	447,539	25,125
Genmark Diagnostics, Inc. (a)	1,460,745	6,018
Insulet Corp. (a)	1,926,964	144,696
Intuitive Surgical, Inc. (a)	369,528	157,585
Novocure Ltd. (a)	1,718,581	35,317
Novocure Ltd. (a)(g)	571,461	11,744
Penumbra, Inc. (a)	1,289,071	139,477
Presbia PLC (a)(f)	1,280,499	4,072
		714,151
Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	720,000	13,193
Humana, Inc.	60,343	16,402
McKesson Corp.	94,753	14,140
National Vision Holdings, Inc.	169,590	5,861
OptiNose, Inc. (f)	1,009,570	17,879
OptiNose, Inc. (f)	992,571	16,700
UnitedHealth Group, Inc.	825,274	186,644
		270,819
Health Care Technology - 0.3%
athenahealth, Inc. (a)	652,026	91,114
Castlight Health, Inc. Class B (a)(b)	2,148,073	7,626
Cerner Corp. (a)	203,114	13,032
		111,772
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	51,703	11,789
Pharmaceuticals - 2.2%
Adimab LLC (c)(d)(e)	3,162,765	121,292
Akcea Therapeutics, Inc. (b)(f)	3,631,004	61,618
Avexis, Inc. (a)	1,769,475	218,937
Bristol-Myers Squibb Co.	1,569,857	103,925
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(h)	46,864	23,900
Endocyte, Inc. (a)(b)	62,167	369
Intra-Cellular Therapies, Inc. (a)(f)	3,766,514	72,957
Kolltan Pharmaceuticals, Inc. rights (a)(d)	7,940,644	1,032
MyoKardia, Inc. (a)	1,288,991	75,019
Nektar Therapeutics (a)	1,824,095	157,894
resTORbio, Inc. (a)	182,440	3,558
Rhythm Pharmaceuticals, Inc.	496,249	12,828
RPI International Holdings LP (a)(c)(d)	130,847	18,620
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	6,300
The Medicines Company (a)(b)	2,303,471	70,532
Theravance Biopharma, Inc. (a)(b)	935,099	24,649
		973,430

TOTAL HEALTH CARE		7,968,704

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	459,471	161,936
Northrop Grumman Corp.	56,419	19,749
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	56,458
The Boeing Co.	526,125	190,568
United Technologies Corp.	416,952	56,180
		484,891
Air Freight & Logistics - 0.3%
FedEx Corp.	88,443	21,793
United Parcel Service, Inc. Class B	922,772	96,347
		118,140
Airlines - 1.5%
Allegiant Travel Co.	126,404	21,021
Azul SA sponsored ADR	500,094	15,393
Delta Air Lines, Inc.	761,447	41,042
InterGlobe Aviation Ltd. (g)	1,333,131	27,233
JetBlue Airways Corp. (a)	5,720,753	120,422
Ryanair Holdings PLC sponsored ADR (a)	468,594	56,822
Southwest Airlines Co.	2,399,620	138,794
Spirit Airlines, Inc. (a)	186,856	7,444
United Continental Holdings, Inc. (a)	848,404	57,513
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	6,703,518	14,815
Series C (a)(c)(d)(e)	3,466,281	7,660
Wizz Air Holdings PLC (a)(g)	2,908,541	144,400
		652,559
Construction & Engineering - 0.0%
Fluor Corp.	375,898	21,389
Electrical Equipment - 0.3%
AMETEK, Inc.	64,385	4,877
Eaton Corp. PLC	404,453	32,639
Emerson Electric Co.	358,014	25,440
Fortive Corp.	617,328	47,411
		110,367
Industrial Conglomerates - 0.8%
3M Co.	869,249	204,717
Honeywell International, Inc.	1,054,418	159,333
		364,050
Machinery - 1.2%
Aumann AG (g)	231,610	17,253
Caterpillar, Inc.	1,481,842	229,137
Cummins, Inc.	253,300	42,597
Deere & Co.	569,047	91,543
Illinois Tool Works, Inc.	283,564	45,779
Rational AG	4,018	2,600
Wabtec Corp. (b)	191,776	15,599
Xylem, Inc.	1,034,253	77,135
		521,643
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	220,944	26,197
Union Pacific Corp.	1,225,554	159,628
		185,825
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	879,208	25,330

TOTAL INDUSTRIALS		2,484,194

INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	105,213	28,380
Infinera Corp. (a)(f)	11,375,952	113,191
NETGEAR, Inc. (a)(f)	1,756,494	97,925
Palo Alto Networks, Inc. (a)	56,477	9,791
		249,287
Electronic Equipment & Components - 0.2%
Cognex Corp.	51,676	2,776
Dell Technologies, Inc. (a)	294,004	21,842
IPG Photonics Corp. (a)	20,867	5,126
TE Connectivity Ltd.	105,994	10,927
Trimble, Inc. (a)	1,421,601	53,921
		94,592
Internet Software & Services - 11.7%
2U, Inc. (a)	751,474	62,207
Actua Corp. (f)	2,284,190	2,513
Alarm.com Holdings, Inc. (a)	26,030	941
Alibaba Group Holding Ltd. sponsored ADR (a)	1,295,296	241,106
Alphabet, Inc.:
Class A (a)	1,407,881	1,554,188
Class C (a)	761,661	841,430
Apptio, Inc. Class A (a)	1,287,177	37,199
Baidu.com, Inc. sponsored ADR (a)	6,774	1,709
CarGurus, Inc. Class A (b)	52,356	1,690
Criteo SA sponsored ADR (a)	67,639	2,028
Dropbox, Inc. Class B (a)(c)	1,105,082	13,924
eBay, Inc. (a)	500,390	21,447
Etsy, Inc. (a)	187,240	4,739
Facebook, Inc. Class A (a)	7,531,787	1,343,068
GoDaddy, Inc. (a)	347,759	20,799
Match Group, Inc. (a)(b)	211,396	8,466
MongoDB, Inc. Class B	956,702	29,275
NAVER Corp.	8,760	6,475
NetEase, Inc. ADR	511,532	150,058
New Relic, Inc. (a)	451,775	32,428
Nutanix, Inc.:
Class A (a)	4,078,254	148,652
Class B (g)	1,151,309	41,965
Shopify, Inc. Class A (a)	3,372,896	466,559
Tencent Holdings Ltd.	1,118,700	61,202
Twitter, Inc. (a)	401,289	12,785
Wix.com Ltd. (a)	601,355	45,132
		5,151,985
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A	932,073	76,449
IBM Corp.	236,046	36,783
MasterCard, Inc. Class A	2,318,933	407,576
PayPal Holdings, Inc. (a)	5,201,436	413,046
Square, Inc. (a)	2,845,963	131,057
Visa, Inc. Class A	4,139,401	508,898
		1,573,809
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)(b)	1,346,248	16,303
Applied Materials, Inc.	406,176	23,392
ASML Holding NV	406,142	79,356
Broadcom Ltd.	591,724	145,836
Cirrus Logic, Inc. (a)	1,085,241	48,087
Cree, Inc. (a)	971,922	36,768
Cypress Semiconductor Corp.	443,278	7,744
Inphi Corp. (a)(b)	335,434	9,308
Intel Corp.	76,415	3,766
KLA-Tencor Corp.	245,216	27,785
Marvell Technology Group Ltd.	1,705,308	40,058
Micron Technology, Inc. (a)	1,009,063	49,252
NVIDIA Corp.	12,958,130	3,135,867
Qorvo, Inc. (a)	210,509	16,990
Renesas Electronics Corp. (a)	907,300	10,376
Silicon Laboratories, Inc. (a)(f)	3,164,427	295,874
Skyworks Solutions, Inc.	111,434	12,174
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,182,499	51,261
Texas Instruments, Inc.	1,649,208	178,692
		4,188,889
Software - 10.8%
Activision Blizzard, Inc.	8,065,213	589,809
Adobe Systems, Inc. (a)	1,751,549	366,301
Appirio, Inc. (Escrow) (a)(c)(d)	389,363	96
Atlassian Corp. PLC (a)	449,020	24,377
Autodesk, Inc. (a)	1,075,590	126,350
Black Knight, Inc. (a)	455,429	21,701
BlackBerry Ltd. (a)	2,211,872	26,852
Electronic Arts, Inc. (a)	1,787,948	221,169
HubSpot, Inc. (a)	1,753,289	194,703
Intuit, Inc.	486,783	81,225
Microsoft Corp.	11,128,550	1,043,524
Oracle Corp.	965,383	48,916
Parametric Technology Corp. (a)	53,000	3,909
Paylocity Holding Corp. (a)	171,562	8,024
Proofpoint, Inc. (a)	337,997	36,223
Red Hat, Inc. (a)	3,928,343	579,038
SailPoint Technologies Holding, Inc. (a)	182,269	3,831
Salesforce.com, Inc. (a)	10,438,713	1,213,500
Snap, Inc. Class A (a)(b)	3,784,301	65,544
VMware, Inc. Class A (a)(b)	57,473	7,572
Zendesk, Inc. (a)	1,987,741	85,831
		4,748,495
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	11,770,505	2,096,562
NetApp, Inc.	380,198	23,021
Pure Storage, Inc. Class A (a)	3,615,916	78,357
Samsung Electronics Co. Ltd.	21,298	46,196
Western Digital Corp.	92,005	8,008
		2,252,144

TOTAL INFORMATION TECHNOLOGY		18,259,201

MATERIALS - 1.2%
Chemicals - 1.2%
CF Industries Holdings, Inc.	1,356,057	55,924
DowDuPont, Inc.	3,722,362	261,682
LG Chemical Ltd.	21,517	7,584
LyondellBasell Industries NV Class A	119,995	12,986
Monsanto Co.	578,130	71,324
Praxair, Inc.	181,323	27,153
The Mosaic Co.	243,244	6,402
The Scotts Miracle-Gro Co. Class A	1,030,896	92,616
		535,671
Containers & Packaging - 0.0%
Aptargroup, Inc.	52,060	4,655

TOTAL MATERIALS		540,326

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	636,842	88,731
Real Estate Management & Development - 0.0%
Redfin Corp.	68,033	1,401

TOTAL REAL ESTATE		90,132

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	968,735	46,247
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	2,709,206	164,205

TOTAL TELECOMMUNICATION SERVICES		210,452

TOTAL COMMON STOCKS
(Cost $18,468,586)		42,852,503

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	61,485	8,604
Topgolf International, Inc. Series F (c)(d)	819,532	11,337
		19,941
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	2,904
Series D (a)(c)(d)	69,363	2,340
		5,244
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (c)(d)	637,482	16,154
Textiles, Apparel & Luxury Goods - 0.1%
Generation Bio Series B (c)(d)	831,800	7,607
Harmony Biosciences II, Inc. Series A (c)(d)	10,934,380	10,934
Homology Medicines, Inc. Series B (c)(d)	3,750,001	6,563
ORIC Pharmaceuticals, Inc. Series C (c)(d)	1,416,666	4,250
Rubius Therapeutics, Inc.:
Series B (c)(d)	1,287,247	16,464
Series C (c)(d)	578,030	7,393
		53,211
TOTAL CONSUMER DISCRETIONARY		94,550
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (c)(d)	863,631	7,954
HEALTH CARE - 1.0%
Biotechnology - 0.9%
10X Genomics, Inc. Series C (a)(c)(d)	2,505,940	15,938
23andMe, Inc. Series F (c)(d)	590,383	8,197
Axcella Health, Inc. Series C (a)(c)(d)	536,592	6,933
BioNTech AG Series A (c)(d)	114,025	25,392
Immunocore Ltd. Series A (a)(c)(d)	67,323	24,303
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	63,085
Series DD (a)(c)(d)	1,543,687	92,621
Kiniksa Pharmaceuticals Ltd. Series C (c)(d)	831,398	4,760
Moderna Therapeutics, Inc.:
Series B (c)(d)	242,837	2,443
Series C (c)(d)	554,903	5,582
Series D (a)(c)(d)	4,688,230	47,164
Series E (a)(c)(d)	5,651,170	56,851
Series F (a)(c)(d)	140,212	1,411
Scholar Rock LLC Series C (c)(d)	1,343,989	4,838
Translate Bio:
Series B (a)(c)(d)	4,408,601	8,729
Series C (a)(c)(d)	6,666,443	13,200
UNITY Biotechnology, Inc. Series B (a)(c)(d)	2,214,616	11,509
		392,956
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (c)(d)	5,413,080	5,467
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	17,917
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A, 8.00%(a)(c)(d)	589,863	2,234
Series B, 8.00%(a)(c)(d)	1,917,058	7,261
Series C, 8.00% (c)(d)	2,688,186	10,182
		19,677
Life Sciences Tools & Services - 0.0%
Neon Therapeutics, Inc. Series B (a)(c)(d)	4,449,273	12,502
TOTAL HEALTH CARE		448,519
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	29,197
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)(d)	2,990,903	12,532
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	34,299
TOTAL INDUSTRIALS		76,028
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	2,489
Reddit, Inc. Series B (c)(d)	384,303	8,724
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	9,099
Series C (c)(d)	5,234,614	4,826
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	4,770,180	167,433
Series E, 8.00% (a)(c)(d)	209,216	7,343
		199,914
IT Services - 0.0%
AppNexus, Inc. Series E (a)(c)(d)	923,523	18,591
Software - 0.1%
Appirio, Inc. Series E (Escrow) (a)(c)(d)	2,725,544	693
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	1,429,726	9,122
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	19,406
Outset Medical, Inc. Series C (c)(d)	1,244,716	2,838
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	20,516
		52,575
TOTAL INFORMATION TECHNOLOGY		271,080
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	895

TOTAL CONVERTIBLE PREFERRED STOCKS		899,026

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,874,400	29,084
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(d)	464,607	6,412

TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,496

TOTAL PREFERRED STOCKS
(Cost $673,259)		934,522

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.41% (i)	73,370,317	73,385
Fidelity Securities Lending Cash Central Fund 1.42% (i)(j)	368,268,044	368,305
TOTAL MONEY MARKET FUNDS
(Cost $441,675)		441,690
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $19,583,520)		44,228,715
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(372,679)
NET ASSETS - 100%		$43,856,036

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,248,678,000 or 2.8% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $294,693,000 or 0.7% of net assets.

 (h) Investment represents common shares and preferred shares.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Appirio, Inc. (Escrow)	7/7/17	$90
Appirio, Inc. Series E (Escrow)	11/24/16	$693
AppNexus, Inc. Series E	8/1/14	$18,500
Axcella Health, Inc. Series C	8/11/17	$5,409
BioNTech AG Series A	12/29/17	$24,972
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cibus Global Ltd. Series C	2/16/18	$9,500
Cloudflare, Inc. Series D, 8.00%	11/5/14	$8,758
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A, 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B, 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc. Class B	5/2/12	$10,000
Generation Bio Series B	2/21/18	$7,607
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Homology Medicines, Inc. Series B	7/28/17	$5,400
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
Kiniksa Pharmaceuticals Ltd. Series C	2/22/18	$4,760
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$8,442
Moderna Therapeutics, Inc. Series B	4/13/17	$1,408
Moderna Therapeutics, Inc. Series C	4/13/17	$3,224
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neon Therapeutics, Inc. Series B	12/28/16 - 12/1/17	$12,503
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
Outset Medical, Inc. Series C	4/19/17	$3,226
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Rubius Therapeutics, Inc. Series B	6/7/17	$10,800
Rubius Therapeutics, Inc. Series C	2/23/18	$7,393
Scholar Rock LLC Series C	12/22/17	$4,838
Shockwave Medical, Inc. Series C	9/27/17	$5,467
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Translate Bio Series B	7/17/15	$4,761
Translate Bio Series C	12/22/16 - 12/22/17	$13,200
Turn, Inc. (Escrow)	4/11/17	$591
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
UNITY Biotechnology, Inc. Series B	10/14/16	$9,102
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	$10,815
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$232
Fidelity Securities Lending Cash Central Fund	1,931
Total	$2,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$231,213	$--	$17,655	$--	$(1,971)	$(35,827)	$175,760
Actua Corp.	36,209	--	383	--	(187)	(33,126)	2,513
Akcea Therapeutics, Inc.	70,889	--	1,659	--	999	(8,611)	61,618
Alkermes PLC	485,912	28,393	15,200	--	8,924	34,822	542,851
Alnylam Pharmaceuticals, Inc.	668,331	21,283	13,851	--	10,155	(81,638)	604,280
aTyr Pharma, Inc.	3,031	--	57	--	(23)	(709)	2,242
aTyr Pharma, Inc.	5,730	--	--	--	--	(1,396)	4,334
Avexis, Inc.	162,779	10,720	6,158	--	2,596	49,000	--
bluebird bio, Inc.	439,342	22,859	11,269	--	9,985	62,940	523,857
Calyxt, Inc.	28,618	--	707	--	441	(1,495)	26,857
Exelixis, Inc.	410,001	--	18,573	--	11,721	(28,703)	--
Infinera Corp.	81,330	3,480	2,169	--	432	30,118	113,191
Intra-Cellular Therapies, Inc.	59,705	--	1,533	--	272	14,513	72,957
Ionis Pharmaceuticals, Inc.	417,706	2,106	8,499	--	5,672	(26,209)	390,776
Lexicon Pharmaceuticals, Inc.	71,027	753	1,410	--	156	(11,282)	59,244
lululemon athletica, Inc.	521,918	6,877	14,066	--	11,347	98,927	625,003
Momenta Pharmaceuticals, Inc.	70,799	671	1,881	--	467	16,113	86,169
NETGEAR, Inc.	--	112,259	1,759	--	257	(12,832)	97,925
OptiNose, Inc.	14,894	4,110	361	--	35	(799)	17,879
OptiNose, Inc.	17,053	--	--	--	--	(353)	16,700
Presbia PLC	3,510	--	97	--	9	650	4,072
Prothena Corp. PLC	100,105	274	1,722	--	1,145	(28,608)	71,194
Regulus Therapeutics, Inc.	4,872	--	139	--	30	1,048	5,811
Rigel Pharmaceuticals, Inc.	44,595	--	911	--	435	(4,707)	39,412
Sienna Biopharmaceuticals, Inc.	16,690	--	311	--	35	(3,721)	12,693
Sienna Biopharmaceuticals, Inc.	10,803	--	--	--	--	(1,959)	8,844
Silicon Laboratories, Inc.	298,944	--	10,654	--	3,689	3,895	295,874
Syros Pharmaceuticals, Inc.	10,854	3,565	214	--	(2)	(2,902)	11,301
Syros Pharmaceuticals, Inc.	13,929	--	--	--	--	(4,042)	9,887
Total	$4,300,789	$217,350	$131,238	$--	$66,619	$23,107	$3,883,244

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,503,393	$7,842,957	$1,479,411	$181,025
Consumer Staples	2,017,796	1,932,130	85,666	--
Energy	570,303	528,588	41,715	--
Financials	1,339,590	1,290,915	40,721	7,954
Health Care	8,423,635	7,767,667	29,893	626,075
Industrials	2,560,222	2,213,775	191,486	154,961
Information Technology	18,530,281	18,091,657	167,448	271,176
Materials	540,326	532,742	7,584	--
Real Estate	90,132	90,132	--	--
Telecommunication Services	211,347	210,452	--	895
Money Market Funds	441,690	441,690	--	--
Total Investments in Securities:	$44,228,715	$40,942,705	$2,043,924	$1,242,086

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$1,603,601
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$489,611
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	89,095
Cost of Purchases	47,432
Proceeds of Sales	(63)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$626,075
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$89,095
Other Investments in Securities
Beginning Balance	$618,926
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(21,503)
Cost of Purchases	34,296
Proceeds of Sales	(5)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(15,703)
Ending Balance	$616,011
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$(10,688)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,242,086	Market approach	Transaction price	$0.81 - $142.30 / $59.24	Increase
			Liquidity preference	$16.35 - $45.76 / $36.41	Increase
		Market comparable	Transaction price	$1.00- $330.00 / $57.62	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 18.5 / 5.2	Increase
			Discount rate	14.0% - 75.7% / 58.5%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.6	Increase
			Enterprise value/Gross profit (EV/GP)	5.6	Increase
			Premium rate	15.0% - 76.0% / 28.5%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.1%	Decrease
			Liquidity preference	$4.13 - $23.41 / $14.37	Increase
			Proxy premium	21.7% - 217.3% / 61.9%	Increase
			Enterprise value/Revenue multiple (EV/R)	3.9	Increase
			Conversion ratio	3.0%	Increase
		Recovery value	Recovery value	0.2% - 0.7% / 0.4%	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 11.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 68.9% / 6.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

February 28, 2018

NMF-QTLY-0418
1.797943.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	280,900	$15,455
Automobiles - 1.6%
Fiat Chrysler Automobiles NV	1,933,300	40,967
Tesla, Inc. (a)	29,900	10,257
		51,224
Distributors - 0.5%
Pool Corp.	119,500	16,495
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	1,571,300	65,539
Drive Shack, Inc.	923,300	4,663
U.S. Foods Holding Corp. (a)	732,600	24,462
		94,664
Household Durables - 2.3%
D.R. Horton, Inc.	550,700	23,074
Newell Brands, Inc.	550,700	14,147
NVR, Inc. (a)	5,100	14,500
Toll Brothers, Inc.	474,813	20,811
		72,532
Internet & Direct Marketing Retail - 0.7%
The Booking Holdings, Inc. (a)	11,700	23,798
Leisure Products - 0.3%
Mattel, Inc. (b)	606,000	9,635
Media - 0.3%
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	3,633,768	9,084
Multiline Retail - 0.6%
Dollar General Corp.	207,500	19,627
Specialty Retail - 2.4%
AutoZone, Inc. (a)	31,700	21,072
Tiffany & Co., Inc.	330,000	33,343
TJX Companies, Inc.	265,000	21,910
		76,325
Textiles, Apparel & Luxury Goods - 1.4%
Brunello Cucinelli SpA	822,600	25,742
Hermes International SCA	22,100	11,885
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	475,000	7,876
		45,503

TOTAL CONSUMER DISCRETIONARY		434,342

CONSUMER STAPLES - 6.9%
Beverages - 1.0%
Fever-Tree Drinks PLC	321,258	10,970
Molson Coors Brewing Co. Class B	278,000	21,198
		32,168
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	155,900	29,761
Kroger Co.	452,100	12,261
Walmart, Inc.	646,600	58,200
		100,222
Food Products - 1.4%
Amira Nature Foods Ltd. (a)(b)	1,082,352	4,373
Associated British Foods PLC	311,700	11,237
Greencore Group PLC	4,603,761	11,212
The Hershey Co.	185,200	18,198
		45,020
Household Products - 0.5%
Reckitt Benckiser Group PLC	182,400	14,478
Personal Products - 0.9%
Coty, Inc. Class A	669,500	12,935
Unilever NV (Certificaten Van Aandelen) (Bearer)	303,000	15,858
		28,793

TOTAL CONSUMER STAPLES		220,681

ENERGY - 11.2%
Energy Equipment & Services - 1.9%
Borr Drilling Ltd. (a)	4,401,703	18,856
Oceaneering International, Inc.	588,652	10,819
Odfjell Drilling Ltd. (a)	4,699,224	21,706
TechnipFMC PLC	325,600	9,384
		60,765
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	503,000	28,691
Cabot Oil & Gas Corp.	676,300	16,339
Cheniere Energy, Inc. (a)	239,300	12,568
Chevron Corp.	400,900	44,869
Cimarex Energy Co.	110,600	10,628
ConocoPhillips Co.	737,500	40,054
Denbury Resources, Inc. (a)(b)	2,486,300	5,445
Diamondback Energy, Inc. (a)	196,200	24,454
Energy Transfer Equity LP	416,500	6,456
GasLog Ltd. (b)	377,541	6,229
Golar LNG Ltd. (b)	717,100	19,376
Legacy Reserves LP (a)(f)	5,606,520	20,240
Southwestern Energy Co. (a)	510,600	1,823
The Williams Companies, Inc.	1,157,500	32,132
Whiting Petroleum Corp. (a)	119,925	3,263
Williams Partners LP	792,000	28,702
		301,269

TOTAL ENERGY		362,034

FINANCIALS - 18.9%
Banks - 8.4%
Bank of America Corp.	3,737,200	119,963
First Republic Bank	206,200	19,135
Metro Bank PLC (a)(b)	243,010	13,163
PNC Financial Services Group, Inc.	288,600	45,501
Republic First Bancorp, Inc. (a)(b)	933,900	7,891
SunTrust Banks, Inc.	424,112	29,620
U.S. Bancorp	621,000	33,758
		269,031
Capital Markets - 0.8%
KKR & Co. LP	741,904	15,921
The NASDAQ OMX Group, Inc.	123,500	9,973
		25,894
Diversified Financial Services - 0.1%
New Academy Holding Co. LLC unit (a)(d)(e)(g)	66,000	2,379
Insurance - 7.2%
AIA Group Ltd.	2,385,200	19,794
American International Group, Inc.	819,000	46,961
Arch Capital Group Ltd. (a)	308,200	27,196
Chubb Ltd.	309,709	43,954
First American Financial Corp.	298,000	17,293
FNF Group	657,300	26,246
MetLife, Inc.	617,000	28,499
The Travelers Companies, Inc.	157,400	21,879
		231,822
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	172,700	3,385
Thrifts & Mortgage Finance - 2.3%
Housing Development Finance Corp. Ltd.	425,968	11,749
MGIC Investment Corp. (a)	1,967,300	27,129
Radian Group, Inc.	1,774,923	36,421
		75,299

TOTAL FINANCIALS		607,810

HEALTH CARE - 13.4%
Health Care Equipment & Supplies - 4.4%
Becton, Dickinson & Co.	117,000	25,976
Boston Scientific Corp. (a)	1,857,500	50,635
Danaher Corp.	182,200	17,816
DexCom, Inc. (a)	217,400	12,205
Integra LifeSciences Holdings Corp. (a)	263,100	13,873
Intuitive Surgical, Inc. (a)	28,800	12,282
Sartorius Stedim Biotech	102,900	9,120
		141,907
Health Care Providers & Services - 3.8%
Amplifon SpA	1,041,550	16,550
National Vision Holdings, Inc.	334,800	11,571
Premier, Inc. (a)	239,400	7,936
UnitedHealth Group, Inc.	301,900	68,278
Universal Health Services, Inc. Class B	154,000	17,587
		121,922
Health Care Technology - 1.0%
Cerner Corp. (a)	231,200	14,834
Medidata Solutions, Inc. (a)	165,500	10,867
Teladoc, Inc. (a)	191,300	7,671
		33,372
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	281,100	19,281
Bruker Corp.	249,200	7,638
Eurofins Scientific SA	102,977	58,040
		84,959
Pharmaceuticals - 1.6%
Catalent, Inc. (a)	248,493	10,375
GlaxoSmithKline PLC	1,184,600	21,244
Impax Laboratories, Inc. (a)	418,400	8,535
Prestige Brands Holdings, Inc. (a)	300,000	10,140
		50,294

TOTAL HEALTH CARE		432,454

INDUSTRIALS - 11.2%
Aerospace & Defense - 4.4%
General Dynamics Corp.	239,300	53,232
KEYW Holding Corp. (a)(b)	1,870,437	14,047
Kratos Defense & Security Solutions, Inc. (a)(b)	259,700	3,129
Northrop Grumman Corp.	142,700	49,951
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	58,589	7,910
Class C (d)(e)	818	110
Teledyne Technologies, Inc. (a)	75,700	14,076
		142,455
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	244,600	22,836
Hub Group, Inc. Class A (a)	207,916	9,076
		31,912
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	283,900	15,353
Stericycle, Inc. (a)	125,800	7,884
U.S. Ecology, Inc.	193,056	10,213
		33,450
Electrical Equipment - 0.5%
Melrose Industries PLC	4,653,496	14,541
Industrial Conglomerates - 0.8%
General Electric Co.	1,736,600	24,503
Machinery - 1.5%
Aumann AG (b)(h)	223,600	16,657
Flowserve Corp.	158,200	6,700
Pentair PLC	160,200	11,004
Rational AG	21,300	13,782
		48,143
Marine - 0.5%
Goodbulk Ltd.	870,445	13,160
Hapag-Lloyd AG (a)(h)	50,993	2,064
		15,224
Trading Companies & Distributors - 1.5%
Bunzl PLC	455,200	12,218
Rush Enterprises, Inc. Class A (a)	241,500	10,266
United Rentals, Inc. (a)	152,600	26,719
		49,203

TOTAL INDUSTRIALS		359,431

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,773,300	79,408
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	280,182	25,606
CDW Corp.	182,000	13,273
Keysight Technologies, Inc. (a)	290,000	13,633
		52,512
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	357,400	24,110
GoDaddy, Inc. (a)	380,400	22,752
LogMeIn, Inc.	72,423	8,368
		55,230
IT Services - 4.6%
First Data Corp. Class A (a)	1,438,662	22,472
FleetCor Technologies, Inc. (a)	53,900	10,776
Leidos Holdings, Inc.	340,800	21,576
PayPal Holdings, Inc. (a)	499,500	39,665
Science Applications International Corp.	123,900	8,969
Visa, Inc. Class A	356,100	43,779
		147,237
Semiconductors & Semiconductor Equipment - 1.4%
Qualcomm, Inc.	723,800	47,047
Software - 2.4%
ANSYS, Inc. (a)	118,500	18,953
Aspen Technology, Inc. (a)	379,600	29,335
Black Knight, Inc. (a)	201,549	9,604
Citrix Systems, Inc. (a)	207,300	19,072
Trion World, Inc. (a)(d)(e)	1,062,359	0
Trion World, Inc. warrants 10/3/18 (a)(d)(e)	42,310	0
		76,964

TOTAL INFORMATION TECHNOLOGY		458,398

MATERIALS - 1.9%
Chemicals - 0.4%
Nutrien Ltd.	205,920	10,118
The Scotts Miracle-Gro Co. Class A	45,056	4,048
		14,166
Construction Materials - 0.1%
Forterra, Inc. (a)(b)	407,800	2,891
Metals & Mining - 1.4%
Franco-Nevada Corp.	143,800	10,077
Freeport-McMoRan, Inc. (a)	838,200	15,591
Newcrest Mining Ltd.	541,982	8,894
Novagold Resources, Inc. (a)	2,591,580	10,300
		44,862

TOTAL MATERIALS		61,919

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Cousins Properties, Inc.	901,553	7,519
Healthcare Trust of America, Inc.	274,800	6,829
Spirit Realty Capital, Inc.	985,100	7,684
VEREIT, Inc.	471,400	3,229
		25,261
Real Estate Management & Development - 0.3%
Realogy Holdings Corp.	414,300	10,585

TOTAL REAL ESTATE		35,846

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	794,000	37,906
UTILITIES - 4.3%
Electric Utilities - 4.3%
Alliant Energy Corp.	409,800	15,839
Duke Energy Corp.	410,700	30,942
Exelon Corp.	454,100	16,820
IDACORP, Inc.	260,800	21,138
OGE Energy Corp.	265,200	8,311
Southern Co.	500,000	21,530
Xcel Energy, Inc.	557,200	24,116
		138,696
TOTAL COMMON STOCKS
(Cost $2,374,443)		3,149,517

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.2%
Lyft, Inc. Series H (d)(e)	143,083	5,687
Leisure Products - 0.2%
Peloton Interactive, Inc. Series E (d)(e)	230,821	5,849
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc. Series D (d)(e)	390,327	6,261
TOTAL CONSUMER DISCRETIONARY		17,797
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (d)(e)	7,570	1,022

TOTAL CONVERTIBLE PREFERRED STOCKS		18,819

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	222,673	18,549
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	39,029	5,263

TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,812

TOTAL PREFERRED STOCKS
(Cost $33,726)		42,631
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (d)(e)(i)	451	155
Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)(j)	9,250	5,041
TOTAL CORPORATE BONDS
(Cost $9,610)		5,196
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $8,368)	8,367,654	7,782

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.41% (k)	16,132,770	16,136
Fidelity Securities Lending Cash Central Fund 1.42% (k)(l)	41,174,243	41,178
TOTAL MONEY MARKET FUNDS
(Cost $57,313)		57,314
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,483,460)		3,262,440
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(41,966)
NET ASSETS - 100%		$3,220,474

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,239,000 or 1.4% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,762,000 or 0.7% of net assets.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Non-income producing - Security is in default.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bolt Threads, Inc. Series D	12/13/17	$6,261
Lyft, Inc. Series H	11/22/17	$5,687
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 10/10/17	$450
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$8,368
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$225
Fidelity Securities Lending Cash Central Fund	159
Total	$384

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Legacy Reserves LP	$8,690	$--	$--	$--	$--	$11,550	$20,240
Total	$8,690	$--	$--	$--	$--	$11,550	$20,240

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$470,688	$387,631	$56,176	$26,881
Consumer Staples	220,681	156,926	63,755	--
Energy	362,034	321,472	40,562	--
Financials	607,810	560,725	44,706	2,379
Health Care	437,717	327,500	110,217	--
Industrials	360,453	278,989	72,422	9,042
Information Technology	458,398	458,398	--	--
Materials	61,919	53,025	8,894	--
Real Estate	35,846	35,846	--	--
Telecommunication Services	37,906	37,906	--	--
Utilities	138,696	138,696	--	--
Corporate Bonds	5,196	--	5,041	155
Other	7,782	--	--	7,782
Money Market Funds	57,314	57,314	--	--
Total Investments in Securities:	$3,262,440	$2,814,428	$401,773	$46,239

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$338,167
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$37,832
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,146
Cost of Purchases	6,261
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$46,239
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$2,146

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value (Amounts in thousands)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$155	Recovery value	Recovery value	34.4%	Increase
Equities	$38,302	Market approach	Transaction price	$2.50 - $135.00 / $52.20	Increase
		Market comparable	Discount rate	14.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.3	Increase
			Enterprise value/Gross profit (EV/GP)	5.6	Increase
			Premium rate	10.0%	Increase
			Discount for lack of marketability	10.0% - 15.0% / 13.6%	Decrease
		Recovery value	Recovery value	0.0%	Increase
Other	$7,782	Market comparable	Proxy discount	7.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

February 28, 2018

FEG-QTLY-0418
1.797938.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 3.1%
Aptiv PLC	584,000	$53,337
Delphi Technologies PLC	200,000	9,550
Visteon Corp. (a)	200,950	24,886
		87,773
Distributors - 0.8%
Pool Corp.	158,849	21,926
Diversified Consumer Services - 1.1%
Service Corp. International	789,000	29,532
Hotels, Restaurants & Leisure - 3.3%
Domino's Pizza, Inc.	88,500	19,683
Jack in the Box, Inc.	76,422	6,884
Wyndham Worldwide Corp.	578,000	66,921
		93,488
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)(b)	410,000	16,433
Media - 1.7%
Lions Gate Entertainment Corp. Class B	452,296	12,140
Live Nation Entertainment, Inc. (a)	672,000	30,106
Scripps Networks Interactive, Inc. Class A	75,953	6,825
		49,071
Multiline Retail - 2.3%
Dollar General Corp.	308,000	29,134
Dollar Tree, Inc. (a)	355,000	36,437
		65,571
Specialty Retail - 1.4%
Ross Stores, Inc.	523,600	40,888
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	162,500	18,961
Hanesbrands, Inc. (b)	452,000	8,769
VF Corp.	173,000	12,901
		40,631

TOTAL CONSUMER DISCRETIONARY		445,313

CONSUMER STAPLES - 5.0%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	390,000	27,218
Dr. Pepper Snapple Group, Inc.	199,100	23,145
Monster Beverage Corp. (a)	272,600	17,275
		67,638
Food Products - 0.9%
The Hershey Co.	264,100	25,950
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	159,000	22,012
Herbalife Ltd. (a)	227,000	20,907
		42,919
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	98,852	5,838

TOTAL CONSUMER STAPLES		142,345

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Andeavor	134,000	12,009
FINANCIALS - 10.0%
Banks - 2.5%
Citizens Financial Group, Inc.	1,240,000	53,928
Huntington Bancshares, Inc.	1,193,100	18,732
		72,660
Capital Markets - 4.4%
Ameriprise Financial, Inc.	254,700	39,845
MarketAxess Holdings, Inc.	48,800	9,877
Moody's Corp.	299,300	49,947
S&P Global, Inc.	129,000	24,742
		124,411
Insurance - 3.1%
Aon PLC	96,000	13,471
Arch Capital Group Ltd. (a)	160,000	14,118
Progressive Corp.	1,039,080	59,830
		87,419

TOTAL FINANCIALS		284,490

HEALTH CARE - 16.2%
Health Care Equipment & Supplies - 3.4%
Edwards Lifesciences Corp. (a)	255,508	34,154
Intuitive Surgical, Inc. (a)	41,100	17,527
ResMed, Inc.	468,109	44,597
		96,278
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	159,300	15,159
Henry Schein, Inc. (a)	236,528	15,656
Laboratory Corp. of America Holdings (a)	123,200	21,277
MEDNAX, Inc. (a)	235,000	12,920
Wellcare Health Plans, Inc. (a)	223,500	43,339
		108,351
Health Care Technology - 1.6%
Cerner Corp. (a)	694,000	44,527
Life Sciences Tools & Services - 5.5%
Charles River Laboratories International, Inc. (a)	331,900	35,384
Illumina, Inc. (a)	168,000	38,307
Mettler-Toledo International, Inc. (a)	67,600	41,656
Waters Corp. (a)	196,500	40,212
		155,559
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (a)	118,500	17,159
Teva Pharmaceutical Industries Ltd. sponsored ADR	573,000	10,727
Zoetis, Inc. Class A	343,300	27,759
		55,645

TOTAL HEALTH CARE		460,360

INDUSTRIALS - 15.5%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	263,000	68,909
TransDigm Group, Inc.	91,600	26,409
		95,318
Airlines - 0.7%
Alaska Air Group, Inc.	293,529	18,933
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	345,000	18,658
Electrical Equipment - 1.8%
AMETEK, Inc.	258,800	19,602
Fortive Corp.	402,600	30,920
		50,522
Industrial Conglomerates - 2.3%
ITT, Inc.	288,103	14,457
Roper Technologies, Inc.	184,300	50,699
		65,156
Machinery - 4.4%
Cummins, Inc.	189,700	31,902
IDEX Corp.	213,900	29,262
Parker Hannifin Corp.	177,800	31,732
Toro Co.	343,117	21,812
Wabtec Corp. (b)	118,000	9,598
		124,306
Professional Services - 1.5%
Dun & Bradstreet Corp.	80,000	10,003
Equifax, Inc.	279,000	31,527
		41,530
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (a)	144,000	25,213

TOTAL INDUSTRIALS		439,636

INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	241,770	35,908
Electronic Equipment & Components - 1.4%
ADT, Inc. (a)	119,500	1,262
Amphenol Corp. Class A	425,000	38,841
		40,103
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	390,000	26,309
LogMeIn, Inc.	203,500	23,514
VeriSign, Inc. (a)(b)	574,800	66,688
		116,511
IT Services - 8.3%
Amdocs Ltd.	360,000	23,684
Fiserv, Inc. (a)	365,000	52,337
FleetCor Technologies, Inc. (a)	87,100	17,414
Genpact Ltd.	290,028	9,098
Global Payments, Inc.	252,600	28,642
Paychex, Inc.	312,000	20,321
Total System Services, Inc.	974,754	85,726
		237,222
Semiconductors & Semiconductor Equipment - 10.2%
Analog Devices, Inc.	570,000	51,386
Applied Materials, Inc.	259,000	14,916
Broadcom Ltd.	54,500	13,432
KLA-Tencor Corp.	308,000	34,899
Lam Research Corp.	155,010	29,740
Microchip Technology, Inc.	461,900	41,077
ON Semiconductor Corp. (a)	2,586,031	61,858
Skyworks Solutions, Inc.	380,100	41,526
		288,834
Software - 6.1%
Adobe Systems, Inc. (a)	95,000	19,867
Check Point Software Technologies Ltd. (a)	270,000	28,050
Citrix Systems, Inc. (a)	583,300	53,664
Electronic Arts, Inc. (a)	177,021	21,897
Intuit, Inc.	67,000	11,180
Take-Two Interactive Software, Inc. (a)	348,000	38,931
		173,589

TOTAL INFORMATION TECHNOLOGY		892,167

MATERIALS - 2.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	206,000	8,495
Eastman Chemical Co.	82,655	8,355
Sherwin-Williams Co.	33,900	13,614
The Chemours Co. LLC	335,828	15,955
The Scotts Miracle-Gro Co. Class A	188,000	16,890
		63,309
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
CoreSite Realty Corp.	256,900	24,110
Equity Lifestyle Properties, Inc.	268,500	22,718
Extra Space Storage, Inc.	237,000	20,157
		66,985
TOTAL COMMON STOCKS
(Cost $2,296,185)		2,806,614

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.41% (c)	39,055,926	39,064
Fidelity Securities Lending Cash Central Fund 1.42% (c)(d)	71,946,298	71,953
TOTAL MONEY MARKET FUNDS
(Cost $111,017)		111,017
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $2,407,202)		2,917,631
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(78,244)
NET ASSETS - 100%		$2,839,387

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$117
Fidelity Securities Lending Cash Central Fund	61
Total	$178

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

February 28, 2018

XS7-QTLY-0418
1.968012.104

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.0%
Aptiv PLC	11,900	$1,086,827
Automobiles - 1.3%
Tesla, Inc. (a)(b)	465,500	159,694,430
Hotels, Restaurants & Leisure - 1.9%
China Lodging Group Ltd. ADR	98,700	14,992,530
Chipotle Mexican Grill, Inc. (a)	50,700	16,143,387
Dunkin' Brands Group, Inc.	61,600	3,689,224
Hyatt Hotels Corp. Class A	40,600	3,137,162
Las Vegas Sands Corp.	234,600	17,081,226
Marriott International, Inc. Class A	38,800	5,478,948
McDonald's Corp.	372,000	58,679,280
Papa John's International, Inc. (b)	6,600	381,084
Royal Caribbean Cruises Ltd.	6,100	772,260
Shake Shack, Inc. Class A (a)(b)	167,000	6,511,330
Starbucks Corp.	1,006,800	57,488,280
U.S. Foods Holding Corp. (a)	131,800	4,400,802
Yum China Holdings, Inc.	485,800	21,044,856
Yum! Brands, Inc.	239,700	19,506,786
		229,307,155
Household Durables - 0.1%
Roku, Inc.:
Class A (b)	179,299	7,310,020
Class B	148,375	5,746,786
Sony Corp. sponsored ADR	33,300	1,680,318
		14,737,124
Internet & Direct Marketing Retail - 9.1%
Amazon.com, Inc. (a)	446,699	675,609,903
Blue Apron Holdings, Inc. Class B	644,604	1,798,445
Ctrip.com International Ltd. ADR (a)	322,400	14,823,952
Expedia, Inc.	120,700	12,694,019
Groupon, Inc. (a)	2,252,700	9,641,556
JD.com, Inc. sponsored ADR (a)	1,326,900	62,563,335
Netflix, Inc. (a)	570,900	166,348,842
The Booking Holdings, Inc. (a)	28,500	57,970,140
The Honest Co., Inc. (a)(c)(d)	9,496	175,338
Vipshop Holdings Ltd. ADR (a)	388,200	6,750,798
Wayfair LLC Class A (a)(b)	942,407	72,961,150
		1,081,337,478
Leisure Products - 0.1%
Callaway Golf Co.	611,500	9,466,020
Media - 1.1%
Comcast Corp. Class A	2,353,500	85,220,235
Lions Gate Entertainment Corp.:
Class A (b)	26,200	739,888
Class B	23,300	625,372
The Walt Disney Co.	403,600	41,635,376
Turn, Inc. (Escrow) (c)(d)	205,882	136,912
		128,357,783
Multiline Retail - 0.4%
Dollar General Corp.	84,000	7,945,560
Dollar Tree, Inc. (a)	294,400	30,217,216
Target Corp.	128,700	9,705,267
		47,868,043
Specialty Retail - 1.3%
CarMax, Inc. (a)	37,748	2,337,356
Home Depot, Inc.	534,000	97,332,180
L Brands, Inc.	36,100	1,780,813
Lowe's Companies, Inc.	194,500	17,425,255
RH (a)	295,644	25,094,263
Sleep Number Corp. (a)	42,600	1,467,144
TJX Companies, Inc.	87,100	7,201,428
		152,638,439
Textiles, Apparel & Luxury Goods - 6.0%
adidas AG	1,289,959	285,808,443
Cibus Global Ltd. Series C (c)(d)(e)	1,142,857	2,400,000
Kering SA	141,600	66,448,529
lululemon athletica, Inc. (a)	2,166,883	175,734,211
LVMH Moet Hennessy - Louis Vuitton SA	49,892	14,922,549
NIKE, Inc. Class B	698,800	46,840,564
PagSeguro Digital Ltd. (a)	117,503	3,788,297
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,464,300	100,839,156
Tory Burch LLC (c)(d)(e)	248,840	14,564,605
Under Armour, Inc. Class C (non-vtg.) (a)(b)	45,759	688,673
VF Corp.	108,200	8,068,474
		720,103,501

TOTAL CONSUMER DISCRETIONARY		2,544,596,800

CONSUMER STAPLES - 4.6%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	80,600	17,367,688
Dr. Pepper Snapple Group, Inc.	180,700	21,006,375
Fever-Tree Drinks PLC	382,562	13,063,435
Monster Beverage Corp. (a)	1,823,000	115,523,510
PepsiCo, Inc.	251,600	27,608,068
The Coca-Cola Co.	1,320,200	57,059,044
		251,628,120
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	249,600	47,648,640
Drogasil SA	624,300	14,947,514
Kroger Co.	157,600	4,274,112
Walgreens Boots Alliance, Inc.	72,800	5,015,192
		71,885,458
Food Products - 0.4%
General Mills, Inc.	37,100	1,875,405
Kellogg Co.	27,000	1,787,400
Lamb Weston Holdings, Inc.	216,200	11,694,258
Mondelez International, Inc.	238,200	10,456,980
The Hain Celestial Group, Inc. (a)	86,700	3,015,426
The Hershey Co.	66,500	6,534,290
The Kraft Heinz Co.	123,400	8,273,970
		43,637,729
Household Products - 0.2%
Church & Dwight Co., Inc.	208,900	10,275,791
Colgate-Palmolive Co.	109,000	7,517,730
Kimberly-Clark Corp.	62,000	6,877,040
Procter & Gamble Co.	52,100	4,090,892
		28,761,453
Personal Products - 0.6%
Coty, Inc. Class A	1,958,200	37,832,424
Godrej Consumer Products Ltd.	63,780	1,044,892
Herbalife Ltd. (a)	234,600	21,606,660
Unilever NV (Certificaten Van Aandelen) (Bearer)	183,200	9,587,983
		70,071,959
Tobacco - 0.7%
Altria Group, Inc.	775,200	48,798,840
British American Tobacco PLC sponsored ADR	55,200	3,260,112
Philip Morris International, Inc.	326,200	33,778,010
		85,836,962

TOTAL CONSUMER STAPLES		551,821,681

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	510,400	13,474,560
Halliburton Co.	139,100	6,457,022
U.S. Silica Holdings, Inc. (b)	153,600	3,976,704
		23,908,286
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	66,400	3,787,456
Cabot Oil & Gas Corp.	356,600	8,615,456
Concho Resources, Inc. (a)	109,200	16,467,360
Continental Resources, Inc. (a)	120,900	5,743,959
Diamondback Energy, Inc. (a)	106,500	13,274,160
EOG Resources, Inc.	355,800	36,085,236
Hess Corp.	23,900	1,085,538
Noble Energy, Inc.	260,800	7,779,664
PDC Energy, Inc. (a)	120,138	6,310,849
Pioneer Natural Resources Co.	91,993	15,659,968
Reliance Industries Ltd.	745,979	10,853,797
Valero Energy Corp.	53,800	4,864,596
		130,528,039

TOTAL ENERGY		154,436,325

FINANCIALS - 3.0%
Banks - 1.2%
Bank of America Corp.	669,300	21,484,530
Citigroup, Inc.	152,400	11,504,676
HDFC Bank Ltd. sponsored ADR	344,511	33,479,579
JPMorgan Chase & Co.	507,000	58,558,500
Signature Bank (a)	18,700	2,733,753
Wells Fargo & Co.	273,000	15,945,930
		143,706,968
Capital Markets - 1.7%
BlackRock, Inc. Class A	114,100	62,689,963
BM&F BOVESPA SA	1,445,500	11,405,867
Charles Schwab Corp.	1,910,700	101,305,314
E*TRADE Financial Corp. (a)	151,100	7,891,953
Edelweiss Financial Services Ltd.	328,180	1,338,635
Nomura Holdings, Inc.	1,305,900	7,949,502
T. Rowe Price Group, Inc.	87,900	9,836,010
		202,417,244
Consumer Finance - 0.1%
American Express Co.	57,600	5,616,576
Discover Financial Services	35,358	2,787,271
		8,403,847
Insurance - 0.0%
Hiscox Ltd.	100,300	1,916,759

TOTAL FINANCIALS		356,444,818

HEALTH CARE - 18.6%
Biotechnology - 13.8%
AbbVie, Inc.	373,184	43,225,903
ACADIA Pharmaceuticals, Inc. (a)(b)	2,016,274	50,235,467
Agios Pharmaceuticals, Inc. (a)	620,528	49,884,246
Alexion Pharmaceuticals, Inc. (a)	375,500	44,102,475
Alkermes PLC (a)	2,653,259	151,448,024
Alnylam Pharmaceuticals, Inc. (a)	1,416,811	170,244,010
Amgen, Inc.	322,900	59,339,333
AnaptysBio, Inc. (a)	71,091	8,727,131
Argenx SE ADR	21,800	1,670,534
Array BioPharma, Inc. (a)	1,460,200	25,290,664
Arsanis, Inc. (a)	93,400	1,377,650
aTyr Pharma, Inc. (a)	397,874	1,173,728
BeiGene Ltd. ADR (a)	554,536	79,559,280
Biogen, Inc. (a)	94,700	27,367,353
bluebird bio, Inc. (a)	733,965	147,526,965
Blueprint Medicines Corp. (a)	45,800	3,964,448
Calyxt, Inc. (b)	389,100	7,147,767
Celgene Corp. (a)	292,300	25,465,176
Celldex Therapeutics, Inc. (a)	508,343	1,143,772
Cellectis SA sponsored ADR (a)	247,345	7,722,111
Chimerix, Inc. (a)	606,231	2,946,283
Coherus BioSciences, Inc. (a)(b)	600,592	5,945,861
CytomX Therapeutics, Inc. (a)	236,549	7,027,871
CytomX Therapeutics, Inc. (a)(f)	207,739	6,171,926
Denali Therapeutics, Inc. (a)(b)	309,200	7,077,588
Editas Medicine, Inc. (a)(b)	249,862	9,154,944
Esperion Therapeutics, Inc. (a)	63,800	5,130,158
Exact Sciences Corp. (a)	52,300	2,333,103
Exelixis, Inc. (a)	3,911,684	100,921,447
Fate Therapeutics, Inc. (a)	287,273	3,234,694
Five Prime Therapeutics, Inc. (a)	444,700	9,454,322
Galapagos Genomics NV sponsored ADR (a)	155,800	16,235,918
Gilead Sciences, Inc.	361,300	28,445,149
Global Blood Therapeutics, Inc. (a)	272,700	15,993,855
Heron Therapeutics, Inc. (a)	637,251	12,968,058
Intellia Therapeutics, Inc. (a)	226,238	5,904,812
Intercept Pharmaceuticals, Inc. (a)	43,000	2,568,390
Intrexon Corp. (a)(b)	122,600	1,596,252
Ionis Pharmaceuticals, Inc. (a)	2,104,782	111,174,585
Ironwood Pharmaceuticals, Inc. Class A (a)	1,363,956	19,368,175
Jounce Therapeutics, Inc. (a)(b)	144,600	3,048,168
Lexicon Pharmaceuticals, Inc. (a)	1,971,877	17,017,299
Macrogenics, Inc. (a)	66,000	1,655,940
Merrimack Pharmaceuticals, Inc.	132,060	1,467,187
Momenta Pharmaceuticals, Inc. (a)	1,454,095	24,792,320
Protagonist Therapeutics, Inc. (a)	202,800	3,437,460
Prothena Corp. PLC (a)(b)	620,477	20,903,870
Regeneron Pharmaceuticals, Inc. (a)	248,800	79,725,472
Regulus Therapeutics, Inc. (a)	1,508,832	1,674,804
Rigel Pharmaceuticals, Inc. (a)	3,059,712	11,504,517
Sage Therapeutics, Inc. (a)	595,734	96,127,638
Seattle Genetics, Inc. (a)	584,077	31,540,158
Seres Therapeutics, Inc. (a)	398,892	3,789,474
Seres Therapeutics, Inc. (a)(f)	142,139	1,350,321
Sienna Biopharmaceuticals, Inc.	241,945	3,793,698
Sienna Biopharmaceuticals, Inc. (f)	155,108	2,432,093
Spark Therapeutics, Inc. (a)	109,900	6,275,290
Syros Pharmaceuticals, Inc. (a)	300,660	3,168,956
Syros Pharmaceuticals, Inc. (a)(f)	301,001	3,172,551
TESARO, Inc. (a)	112,900	6,235,467
Ultragenyx Pharmaceutical, Inc. (a)	189,500	9,059,995
uniQure B.V. (a)	99,608	2,532,035
Vertex Pharmaceuticals, Inc. (a)	98,100	16,287,543
Xencor, Inc. (a)	297,200	9,103,236
Zai Lab Ltd. ADR (b)	281,000	6,224,150
		1,646,589,070
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	160,321	9,672,166
Align Technology, Inc. (a)	33,734	8,855,850
Danaher Corp.	332,600	32,521,628
DexCom, Inc. (a)	119,100	6,686,274
Genmark Diagnostics, Inc. (a)	540,100	2,225,212
Insulet Corp. (a)	551,820	41,436,164
Intuitive Surgical, Inc. (a)	98,921	42,184,860
Novocure Ltd. (a)(b)	606,900	12,471,795
Novocure Ltd. (a)(f)	149,451	3,071,218
Penumbra, Inc. (a)	378,492	40,952,834
Presbia PLC (a)	443,695	1,410,950
		201,488,951
Health Care Providers & Services - 0.6%
Humana, Inc.	16,100	4,376,302
McKesson Corp.	25,200	3,760,596
National Vision Holdings, Inc.	45,200	1,562,112
OptiNose, Inc.	292,500	5,180,175
OptiNose, Inc.	301,785	5,077,382
UnitedHealth Group, Inc.	221,000	49,981,360
		69,937,927
Health Care Technology - 0.2%
athenahealth, Inc. (a)	175,400	24,510,396
Castlight Health, Inc. Class B (a)	777,600	2,760,480
Cerner Corp. (a)	58,900	3,779,024
		31,049,900
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	13,662	3,115,209
Pharmaceuticals - 2.3%
Adimab LLC (c)(d)(e)	762,787	29,252,881
Akcea Therapeutics, Inc. (b)	1,096,839	18,613,358
Avexis, Inc. (a)	499,421	61,793,360
Bristol-Myers Squibb Co.	426,800	28,254,160
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(g)	13,511	6,890,475
Endocyte, Inc. (a)(b)	19,500	115,635
Intra-Cellular Therapies, Inc. (a)	1,072,498	20,774,286
Kolltan Pharmaceuticals, Inc. rights (a)(d)	1,692,030	219,964
MyoKardia, Inc. (a)	358,600	20,870,520
Nektar Therapeutics (a)	517,500	44,794,800
resTORbio, Inc. (a)	49,400	963,300
Rhythm Pharmaceuticals, Inc.	132,000	3,412,200
RPI International Holdings LP (a)(c)(d)	35,220	5,011,806
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	1,732,705
The Medicines Company (a)(b)	704,623	21,575,556
Theravance Biopharma, Inc. (a)	304,198	8,018,659
		272,293,665

TOTAL HEALTH CARE		2,224,474,722

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	123,000	43,350,120
Northrop Grumman Corp.	16,900	5,915,676
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	18,571,815
The Boeing Co.	144,300	52,266,903
United Technologies Corp.	115,300	15,535,522
		135,640,036
Air Freight & Logistics - 0.3%
FedEx Corp.	23,600	5,815,276
United Parcel Service, Inc. Class B	253,200	26,436,612
		32,251,888
Airlines - 1.5%
Allegiant Travel Co.	33,300	5,537,790
Azul SA sponsored ADR	140,500	4,324,590
Delta Air Lines, Inc.	209,000	11,265,100
InterGlobe Aviation Ltd. (f)	341,188	6,969,717
JetBlue Airways Corp. (a)	1,578,500	33,227,425
Ryanair Holdings PLC sponsored ADR (a)	124,510	15,098,083
Southwest Airlines Co.	647,400	37,445,616
Spirit Airlines, Inc. (a)	50,100	1,995,984
United Continental Holdings, Inc. (a)	230,500	15,625,595
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	1,843,115	4,073,284
Series C (a)(c)(d)(e)	670,590	1,482,004
Wizz Air Holdings PLC (a)(f)	778,732	38,661,513
		175,706,701
Construction & Engineering - 0.0%
Fluor Corp.	103,800	5,906,220
Electrical Equipment - 0.3%
AMETEK, Inc.	16,000	1,211,840
Eaton Corp. PLC	114,600	9,248,220
Emerson Electric Co.	101,800	7,233,908
Fortive Corp.	171,900	13,201,920
		30,895,888
Industrial Conglomerates - 0.8%
3M Co.	232,800	54,826,728
Honeywell International, Inc.	282,300	42,658,353
		97,485,081
Machinery - 1.2%
Aumann AG (f)	73,900	5,505,048
Caterpillar, Inc.	404,200	62,501,446
Cummins, Inc.	67,300	11,317,841
Deere & Co.	153,700	24,725,719
Illinois Tool Works, Inc.	80,200	12,947,488
Rational AG	1,100	711,743
Wabtec Corp. (b)	53,600	4,359,824
Xylem, Inc.	275,200	20,524,416
		142,593,525
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	60,700	7,197,199
Union Pacific Corp.	341,600	44,493,400
		51,690,599
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	250,700	7,222,667

TOTAL INDUSTRIALS		679,392,605

INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	28,100	7,579,694
Infinera Corp. (a)	3,232,600	32,164,370
NETGEAR, Inc. (a)	490,419	27,340,859
Palo Alto Networks, Inc. (a)	18,800	3,259,356
		70,344,279
Electronic Equipment & Components - 0.2%
Cognex Corp.	13,900	746,569
Dell Technologies, Inc. (a)	82,100	6,099,209
IPG Photonics Corp. (a)	5,500	1,351,020
TE Connectivity Ltd.	26,200	2,700,958
Trimble, Inc. (a)	378,200	14,345,126
		25,242,882
Internet Software & Services - 11.6%
2U, Inc. (a)	220,780	18,276,168
Actua Corp.	686,618	755,280
Alarm.com Holdings, Inc. (a)	7,300	263,786
Alibaba Group Holding Ltd. sponsored ADR (a)	346,900	64,571,966
Alphabet, Inc.:
Class A (a)	384,370	424,313,730
Class C (a)	208,056	229,845,705
Apptio, Inc. Class A (a)	285,700	8,256,730
Baidu.com, Inc. sponsored ADR (a)	1,800	454,212
CarGurus, Inc. Class A	17,800	574,584
Criteo SA sponsored ADR (a)(b)	22,400	671,776
eBay, Inc. (a)	141,600	6,068,976
Etsy, Inc. (a)	48,700	1,232,597
Facebook, Inc. Class A (a)	2,035,558	362,980,703
GoDaddy, Inc. (a)	100,300	5,998,943
Match Group, Inc. (a)(b)	56,200	2,250,810
NAVER Corp.	2,194	1,621,787
NetEase, Inc. ADR	137,100	40,218,285
New Relic, Inc. (a)	120,246	8,631,258
Nutanix, Inc.:
Class A (a)	1,123,300	40,944,285
Class B (f)	274,751	10,014,674
Shopify, Inc. Class A (a)	907,749	125,565,343
Tencent Holdings Ltd.	297,700	16,286,727
Twitter, Inc. (a)	106,890	3,405,515
Wix.com Ltd. (a)	169,407	12,713,995
		1,385,917,835
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A	258,600	21,210,372
IBM Corp.	62,800	9,786,124
MasterCard, Inc. Class A	624,300	109,726,968
PayPal Holdings, Inc. (a)	1,423,800	113,063,958
Square, Inc. (a)	773,100	35,601,255
Visa, Inc. Class A	1,124,800	138,282,912
		427,671,589
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)(b)	413,000	5,001,430
Applied Materials, Inc.	143,800	8,281,442
ASML Holding NV	119,200	23,290,488
Broadcom Ltd.	158,536	39,072,783
Cirrus Logic, Inc. (a)	325,600	14,427,336
Cree, Inc. (a)	280,566	10,613,812
Cypress Semiconductor Corp.	131,800	2,302,546
Inphi Corp. (a)	104,400	2,897,100
Intel Corp.	20,500	1,010,445
KLA-Tencor Corp.	65,200	7,387,812
Marvell Technology Group Ltd.	460,400	10,814,796
Micron Technology, Inc. (a)	266,400	13,002,984
NVIDIA Corp.	3,534,900	855,445,789
Qorvo, Inc. (a)	60,400	4,874,884
Renesas Electronics Corp. (a)	252,000	2,881,812
Silicon Laboratories, Inc. (a)	895,281	83,708,774
Skyworks Solutions, Inc.	32,078	3,504,522
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	328,400	14,236,140
Texas Instruments, Inc.	457,800	49,602,630
		1,152,357,525
Software - 10.9%
Activision Blizzard, Inc.	2,193,300	160,396,029
Adobe Systems, Inc. (a)	474,900	99,315,837
Appirio, Inc. (Escrow) (a)(c)(d)	100,642	24,806
Atlassian Corp. PLC (a)	115,900	6,292,211
Autodesk, Inc. (a)	297,200	34,912,084
Black Knight, Inc. (a)	121,200	5,775,180
BlackBerry Ltd. (a)	588,500	7,144,390
Electronic Arts, Inc. (a)	483,900	59,858,430
HubSpot, Inc. (a)	486,900	54,070,245
Intuit, Inc.	129,600	21,625,056
Microsoft Corp.	3,067,192	287,610,594
Oracle Corp.	267,700	13,564,359
Parametric Technology Corp. (a)	14,700	1,084,272
Paylocity Holding Corp. (a)	45,700	2,137,389
Proofpoint, Inc. (a)	96,100	10,299,037
Red Hat, Inc. (a)	1,079,800	159,162,520
SailPoint Technologies Holding, Inc. (a)	64,200	1,349,484
Salesforce.com, Inc. (a)	2,831,642	329,178,383
Snap, Inc. Class A (a)(b)	1,056,097	18,291,600
VMware, Inc. Class A (a)(b)	17,400	2,292,450
Zendesk, Inc. (a)	585,200	25,268,936
		1,299,653,292
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	3,214,165	572,507,070
NetApp, Inc.	107,100	6,484,905
Pure Storage, Inc. Class A (a)	963,778	20,885,069
Samsung Electronics Co. Ltd.	5,699	12,361,262
Western Digital Corp.	24,420	2,125,517
		614,363,823

TOTAL INFORMATION TECHNOLOGY		4,975,551,225

MATERIALS - 1.2%
Chemicals - 1.2%
CF Industries Holdings, Inc.	360,800	14,879,392
DowDuPont, Inc.	1,003,205	70,525,312
LG Chemical Ltd.	6,244	2,200,820
LyondellBasell Industries NV Class A	33,900	3,668,658
Monsanto Co.	158,691	19,577,709
Praxair, Inc.	47,800	7,158,050
The Mosaic Co.	64,700	1,702,904
The Scotts Miracle-Gro Co. Class A	279,821	25,139,119
		144,851,964
Containers & Packaging - 0.0%
Aptargroup, Inc.	13,900	1,242,938

TOTAL MATERIALS		146,094,902

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	171,100	23,839,363
Real Estate Management & Development - 0.0%
Redfin Corp. (b)	18,200	374,738

TOTAL REAL ESTATE		24,214,101

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	257,700	12,302,598
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	733,900	44,481,679

TOTAL TELECOMMUNICATION SERVICES		56,784,277

TOTAL COMMON STOCKS
(Cost $5,884,350,004)		11,713,811,456

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	17,731	2,481,099
Topgolf International, Inc. Series F (c)(d)	234,069	3,237,994
		5,719,093
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	692,353
Series D (a)(c)(d)	19,064	643,092
		1,335,445
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (c)(d)	194,028	4,916,670
Textiles, Apparel & Luxury Goods - 0.1%
Generation Bio Series B (c)(d)	224,243	2,050,859
Harmony Biosciences II, Inc. Series A (c)(d)	2,550,636	2,550,636
Homology Medicines, Inc. Series B (c)(d)	958,333	1,677,083
ORIC Pharmaceuticals, Inc. Series C (c)(d)	316,667	950,001
Rubius Therapeutics, Inc.:
Series B (c)(d)	333,731	4,268,419
Series C (c)(d)	127,287	1,628,001
		13,124,999
TOTAL CONSUMER DISCRETIONARY		25,096,207
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (c)(d)	264,037	2,431,781
HEALTH CARE - 0.7%
Biotechnology - 0.6%
10X Genomics, Inc. Series C (a)(c)(d)	715,467	4,550,370
23andMe, Inc. Series F (c)(d)	164,720	2,287,005
Axcella Health, Inc. Series C (a)(c)(d)	111,581	1,441,627
BioNTech AG Series A (c)(d)	25,199	5,611,480
Immunocore Ltd. Series A (a)(c)(d)	18,504	6,679,912
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	6,992,640
Kiniksa Pharmaceuticals Ltd. Series C (c)(d)	246,562	1,411,666
Moderna Therapeutics, Inc.:
Series B (c)(d)	171,343	1,723,711
Series C (c)(d)	111,846	1,125,171
Series E (a)(c)(d)	1,403,070	14,114,884
Series F (a)(c)(d)	1,538,270	15,474,996
Scholar Rock LLC Series C (c)(d)	267,635	963,486
Translate Bio:
Series B (a)(c)(d)	1,211,240	2,398,255
Series C (a)(c)(d)	1,667,170	3,300,997
UNITY Biotechnology, Inc. Series B (a)(c)(d)	645,485	3,354,586
		71,430,786
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (c)(d)	1,015,306	1,025,439
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	783,663	5,031,116
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A, 8.00%(a)(c)(d)	163,914	620,841
Series B, 8.00%(a)(c)(d)	532,720	2,017,730
Series C, 8.00% (c)(d)	648,255	2,455,331
		5,093,902
Life Sciences Tools & Services - 0.0%
Neon Therapeutics, Inc. Series B (a)(c)(d)	1,343,771	3,775,997
TOTAL HEALTH CARE		86,357,240
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	7,281,495
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)(d)	613,084	2,568,822
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	8,978,760
TOTAL INDUSTRIALS		18,829,077
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	691,418
Reddit, Inc. Series B (c)(d)	37,935	861,125
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	2,730,178
Series C (c)(d)	1,339,018	1,234,575
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	1,095,852	38,464,405
Series E, 8.00% (a)(c)(d)	51,852	1,820,005
		45,801,706
IT Services - 0.0%
AppNexus, Inc. Series E (a)(c)(d)	209,665	4,220,556
Software - 0.1%
Appirio, Inc. Series E (Escrow) (a)(c)(d)	704,496	179,055
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	344,325	2,196,794
Dataminr, Inc. Series D (a)(c)(d)	442,241	4,838,117
Outset Medical, Inc. Series C (c)(d)	382,862	872,925
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	5,084,075
		13,170,966
TOTAL INFORMATION TECHNOLOGY		63,193,228
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	259,647

TOTAL CONVERTIBLE PREFERRED STOCKS		196,167,180

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	512,400	7,950,572
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(d)	130,754	1,804,405

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,754,977

TOTAL PREFERRED STOCKS
(Cost $172,424,370)		205,922,157

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.41% (h)	24,705,219	24,710,160
Fidelity Securities Lending Cash Central Fund 1.42% (h)(i)	72,254,260	72,261,485
TOTAL MONEY MARKET FUNDS
(Cost $96,971,645)		96,971,645
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $6,153,746,019)		12,016,705,258
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(59,065,792)
NET ASSETS - 100%		$11,957,639,466

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $280,555,506 or 2.3% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,349,061 or 0.6% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Appirio, Inc. (Escrow)	7/7/17	$23,217
Appirio, Inc. Series E (Escrow)	11/24/16	$179,056
AppNexus, Inc. Series E	8/1/14	$4,200,051
Axcella Health, Inc. Series C	8/11/17	$1,124,736
BioNTech AG Series A	12/29/17	$5,518,798
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$4,458,630
Cibus Global Ltd. Series C	2/16/18	$2,400,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,109,163
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A, 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B, 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Generation Bio Series B	2/21/18	$2,050,859
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Homology Medicines, Inc. Series B	7/28/17	$1,380,000
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$691,418
Kiniksa Pharmaceuticals Ltd. Series C	2/22/18	$1,411,666
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$2,433,492
Moderna Therapeutics, Inc. Series B	4/13/17	$993,789
Moderna Therapeutics, Inc. Series C	4/13/17	$649,825
Moderna Therapeutics, Inc. Series E	12/18/14	$10,570,104
Moderna Therapeutics, Inc. Series F	8/10/16	$11,588,640
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neon Therapeutics, Inc. Series B	12/28/16 - 12/1/17	$3,775,997
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$950,001
Outset Medical, Inc. Series C	4/19/17	$992,187
Peloton Interactive, Inc. Series E	3/31/17	$4,202,996
Reddit, Inc. Series B	7/26/17	$538,544
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Rubius Therapeutics, Inc. Series B	6/7/17	$2,800,003
Rubius Therapeutics, Inc. Series C	2/23/18	$1,628,001
Scholar Rock LLC Series C	12/22/17	$963,486
Shockwave Medical, Inc. Series C	9/27/17	$1,025,439
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,704,966
Translate Bio Series B	7/17/15	$1,308,139
Translate Bio Series C	12/22/16 - 12/22/17	$3,300,997
Turn, Inc. (Escrow)	4/11/17	$123,537
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
UNITY Biotechnology, Inc. Series B	10/14/16	$2,652,943
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
Wheels Up Partners Holdings LLC Series C	6/22/17	$2,092,241
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$218,016
Fidelity Securities Lending Cash Central Fund	551,040
Total	$769,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,569,693,007	$2,154,393,638	$372,926,307	$42,373,062
Consumer Staples	551,821,681	528,125,371	23,696,310	--
Energy	154,436,325	143,582,528	10,853,797	--
Financials	366,827,171	353,190,494	11,204,896	2,431,781
Health Care	2,312,636,367	2,176,289,509	5,077,382	131,269,476
Industrials	698,221,682	603,417,481	51,848,021	42,956,180
Information Technology	5,038,744,453	4,942,374,831	33,151,588	63,218,034
Materials	146,094,902	143,894,082	2,200,820	--
Real Estate	24,214,101	24,214,101	--	--
Telecommunication Services	57,043,924	56,784,277	--	259,647
Money Market Funds	96,971,645	96,971,645	--	--
Total Investments in Securities:	$12,016,705,258	$11,223,237,957	$510,959,121	$282,508,180

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$442,412,236
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Health Care
Beginning Balance	$95,454,102
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	18,612,498
Cost of Purchases	10,072,293
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$124,138,893
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$18,612,498
Equities - Other Investments in Securities
Beginning Balance	$150,274,375
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,562,246)
Cost of Purchases	11,750,379
Proceeds of Sales	(2,093,221)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$158,369,287
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$(1,562,246)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$282,508,180	Market approach	Transaction price	$0.81 - $142.30 / $63.02	Increase
			Liquidity preference	$16.35 - $45.76 / $36.62	Increase
		Market comparable	Transaction price	$1.00 - $330.00 / $56.04	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 18.5 / 4.7	Increase
			Discount rate	14.0% - 75.7% / 56.7%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.6	Increase
			Enterprise value/Gross profit (EV/GP)	5.6	Increase
			Premium rate	15.0% - 76.0% / 26.3%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.2%	Decrease
			Liquidity preference	$4.13 - $23.41 / $14.22	Increase
			Proxy premium	21.7% - 217.3% / 44.5%	Increase
			Enterprise value/Revenue multiple (EV/R)	3.9	Increase
			Conversion ratio	3.0%	Increase
		Recovery value	Recovery value	0.2% - 0.7% / 0.4%	Increase
		Discounted cash flow	Discount rate	8.0% - 12.2% / 11.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 68.9% / 6.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Growth Fund

February 28, 2018

ZDG-QTLY-0418
1.9881577.100

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 3.0%
Aptiv PLC	172	$15,709
Delphi Technologies PLC	56	2,674
Visteon Corp. (a)	61	7,554
		25,937
Distributors - 0.8%
Pool Corp.	47	6,487
Diversified Consumer Services - 1.0%
Service Corp. International	235	8,796
Hotels, Restaurants & Leisure - 3.2%
Domino's Pizza, Inc.	24	5,338
Jack in the Box, Inc.	24	2,162
Wyndham Worldwide Corp.	174	20,146
		27,646
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	127	5,090
Media - 1.6%
Lions Gate Entertainment Corp. Class B	89	2,389
Live Nation Entertainment, Inc. (a)	200	8,960
Scripps Networks Interactive, Inc. Class A	20	1,797
		13,146
Multiline Retail - 2.3%
Dollar General Corp.	92	8,702
Dollar Tree, Inc. (a)	107	10,982
		19,684
Specialty Retail - 1.5%
Ross Stores, Inc.	158	12,338
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	48	5,601
Hanesbrands, Inc.	143	2,774
VF Corp.	48	3,579
		11,954

TOTAL CONSUMER DISCRETIONARY		131,078

CONSUMER STAPLES - 4.8%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	117	8,165
Dr. Pepper Snapple Group, Inc.	59	6,859
Monster Beverage Corp. (a)	83	5,260
		20,284
Food Products - 1.0%
The Hershey Co.	88	8,647
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	47	6,507
Herbalife Ltd. (a)	50	4,605
		11,112
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	19	1,122

TOTAL CONSUMER STAPLES		41,165

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Andeavor	42	3,764
FINANCIALS - 9.9%
Banks - 2.5%
Citizens Financial Group, Inc.	371	16,135
Huntington Bancshares, Inc.	330	5,181
		21,316
Capital Markets - 4.3%
Ameriprise Financial, Inc.	76	11,889
MarketAxess Holdings, Inc.	14	2,834
Moody's Corp.	89	14,852
S&P Global, Inc.	38	7,288
		36,863
Insurance - 3.1%
Aon PLC	29	4,069
Arch Capital Group Ltd. (a)	48	4,236
Progressive Corp.	315	18,138
		26,443

TOTAL FINANCIALS		84,622

HEALTH CARE - 16.1%
Health Care Equipment & Supplies - 3.4%
Edwards Lifesciences Corp. (a)	80	10,694
Intuitive Surgical, Inc. (a)	12	5,117
ResMed, Inc.	141	13,433
		29,244
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	48	4,568
Henry Schein, Inc. (a)	81	5,361
Laboratory Corp. of America Holdings (a)	36	6,217
MEDNAX, Inc. (a)	69	3,794
Wellcare Health Plans, Inc. (a)	65	12,604
		32,544
Health Care Technology - 1.5%
Cerner Corp. (a)	205	13,153
Life Sciences Tools & Services - 5.5%
Charles River Laboratories International, Inc. (a)	103	10,981
Illumina, Inc. (a)	50	11,401
Mettler-Toledo International, Inc. (a)	20	12,324
Waters Corp. (a)	58	11,869
		46,575
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (a)	35	5,068
Teva Pharmaceutical Industries Ltd. sponsored ADR	170	3,182
Zoetis, Inc. Class A	98	7,924
		16,174

TOTAL HEALTH CARE		137,690

INDUSTRIALS - 15.4%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	78	20,437
TransDigm Group, Inc.	26	7,496
		27,933
Airlines - 0.7%
Alaska Air Group, Inc.	90	5,805
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	101	5,462
Electrical Equipment - 1.7%
AMETEK, Inc.	72	5,453
Fortive Corp.	122	9,370
		14,823
Industrial Conglomerates - 2.3%
ITT, Inc.	87	4,366
Roper Technologies, Inc.	55	15,130
		19,496
Machinery - 4.4%
Cummins, Inc.	57	9,586
IDEX Corp.	65	8,892
Parker Hannifin Corp.	54	9,637
Toro Co.	106	6,738
Wabtec Corp.	34	2,766
		37,619
Professional Services - 1.5%
Dun & Bradstreet Corp.	25	3,126
Equifax, Inc.	82	9,266
		12,392
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (a)	43	7,529

TOTAL INDUSTRIALS		131,059

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	70	10,396
Electronic Equipment & Components - 1.5%
ADT, Inc. (a)	170	1,795
Amphenol Corp. Class A	123	11,241
		13,036
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	120	8,095
LogMeIn, Inc.	60	6,933
VeriSign, Inc. (a)	172	19,955
		34,983
IT Services - 8.2%
Amdocs Ltd.	105	6,908
Fiserv, Inc. (a)	110	15,773
FleetCor Technologies, Inc. (a)	23	4,598
Genpact Ltd.	79	2,478
Global Payments, Inc.	75	8,504
Paychex, Inc.	91	5,927
Total System Services, Inc.	293	25,774
		69,962
Semiconductors & Semiconductor Equipment - 10.2%
Analog Devices, Inc.	174	15,686
Applied Materials, Inc.	80	4,607
Broadcom Ltd.	15	3,697
KLA-Tencor Corp.	91	10,311
Lam Research Corp.	46	8,826
Microchip Technology, Inc.	138	12,272
ON Semiconductor Corp. (a)	768	18,371
Skyworks Solutions, Inc.	117	12,782
		86,552
Software - 6.1%
Adobe Systems, Inc. (a)	28	5,856
Check Point Software Technologies Ltd. (a)	82	8,519
Citrix Systems, Inc. (a)	174	16,008
Electronic Arts, Inc. (a)	54	6,680
Intuit, Inc.	20	3,337
Take-Two Interactive Software, Inc. (a)	105	11,746
		52,146

TOTAL INFORMATION TECHNOLOGY		267,075

MATERIALS - 3.1%
Chemicals - 3.1%
CF Industries Holdings, Inc.	64	2,639
Eastman Chemical Co.	18	1,819
Orion Engineered Carbons SA	300	8,265
Sherwin-Williams Co.	11	4,417
The Chemours Co. LLC	91	4,323
The Scotts Miracle-Gro Co. Class A	56	5,031
		26,494
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
CoreSite Realty Corp.	74	6,945
Equity Lifestyle Properties, Inc.	107	9,053
Extra Space Storage, Inc.	70	5,954
		21,952
TOTAL COMMON STOCKS
(Cost $741,186)		844,899

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.41% (b)
(Cost $5,178)	5,177	5,178
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $746,364)		850,077
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,690
NET ASSETS - 100%		$853,767

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18
Total	$18

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

February 28, 2018

FEGK6-QTLY-0418
1.9883993.100

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 3.1%
Aptiv PLC	21,433	$1,957,476
Delphi Technologies PLC	7,300	348,575
Visteon Corp. (a)	7,400	916,416
		3,222,467
Distributors - 0.8%
Pool Corp.	5,800	800,574
Diversified Consumer Services - 1.0%
Service Corp. International	29,100	1,089,213
Hotels, Restaurants & Leisure - 3.3%
Domino's Pizza, Inc.	3,400	756,194
Jack in the Box, Inc.	2,900	261,232
Wyndham Worldwide Corp.	21,300	2,466,114
		3,483,540
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	15,000	601,200
Media - 1.7%
Lions Gate Entertainment Corp. Class B	15,200	407,968
Live Nation Entertainment, Inc. (a)	25,000	1,120,000
Scripps Networks Interactive, Inc. Class A	2,200	197,692
		1,725,660
Multiline Retail - 2.3%
Dollar General Corp.	11,300	1,068,867
Dollar Tree, Inc. (a)	13,100	1,344,584
		2,413,451
Specialty Retail - 1.4%
Ross Stores, Inc.	19,400	1,514,946
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	5,900	688,412
Hanesbrands, Inc. (b)	16,200	314,280
VF Corp.	6,037	450,179
		1,452,871

TOTAL CONSUMER DISCRETIONARY		16,303,922

CONSUMER STAPLES - 5.0%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	14,300	997,997
Dr. Pepper Snapple Group, Inc.	7,400	860,250
Monster Beverage Corp. (a)	10,100	640,037
		2,498,284
Food Products - 0.9%
The Hershey Co.	9,800	962,948
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	5,800	802,952
Herbalife Ltd. (a)	8,500	782,850
		1,585,802
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	3,422	202,103

TOTAL CONSUMER STAPLES		5,249,137

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Andeavor	5,100	457,062
FINANCIALS - 9.9%
Banks - 2.5%
Citizens Financial Group, Inc.	45,500	1,978,795
Huntington Bancshares, Inc.	43,300	679,810
		2,658,605
Capital Markets - 4.3%
Ameriprise Financial, Inc.	9,300	1,454,892
MarketAxess Holdings, Inc.	1,700	344,080
Moody's Corp.	11,100	1,852,368
S&P Global, Inc.	4,700	901,460
		4,552,800
Insurance - 3.1%
Aon PLC	3,500	491,120
Arch Capital Group Ltd. (a)	5,885	519,292
Progressive Corp.	38,200	2,199,556
		3,209,968

TOTAL FINANCIALS		10,421,373

HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 3.5%
Edwards Lifesciences Corp. (a)	9,700	1,296,599
Intuitive Surgical, Inc. (a)	1,650	703,643
ResMed, Inc.	17,199	1,638,549
		3,638,791
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	5,500	523,380
Henry Schein, Inc. (a)	10,000	661,900
Laboratory Corp. of America Holdings (a)	4,600	794,420
MEDNAX, Inc. (a)	8,400	461,832
Wellcare Health Plans, Inc. (a)	8,400	1,628,844
		4,070,376
Health Care Technology - 1.6%
Cerner Corp. (a)	25,900	1,661,744
Life Sciences Tools & Services - 5.5%
Charles River Laboratories International, Inc. (a)	12,600	1,343,286
Illumina, Inc. (a)	6,250	1,425,125
Mettler-Toledo International, Inc. (a)	2,450	1,509,739
Waters Corp. (a)	7,500	1,534,800
		5,812,950
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (a)	4,292	621,482
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	20,100	376,272
Zoetis, Inc. Class A	11,900	962,234
		1,959,988

TOTAL HEALTH CARE		17,143,849

INDUSTRIALS - 15.5%
Aerospace & Defense - 3.4%
Huntington Ingalls Industries, Inc.	9,600	2,515,296
TransDigm Group, Inc.	3,500	1,009,085
		3,524,381
Airlines - 0.7%
Alaska Air Group, Inc.	10,800	696,600
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	12,200	659,776
Electrical Equipment - 1.7%
AMETEK, Inc.	9,000	681,660
Fortive Corp.	15,000	1,152,000
		1,833,660
Industrial Conglomerates - 2.3%
ITT, Inc.	10,600	531,908
Roper Technologies, Inc.	6,800	1,870,612
		2,402,520
Machinery - 4.4%
Cummins, Inc.	6,995	1,176,349
IDEX Corp.	7,700	1,053,360
Parker Hannifin Corp.	6,600	1,177,902
Toro Co.	13,100	832,767
Wabtec Corp.	4,300	349,762
		4,590,140
Professional Services - 1.5%
Dun & Bradstreet Corp.	3,000	375,120
Equifax, Inc.	10,400	1,175,200
		1,550,320
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (a)	5,300	927,977

TOTAL INDUSTRIALS		16,185,374

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	8,900	1,321,828
Electronic Equipment & Components - 1.5%
ADT, Inc. (a)	11,900	125,664
Amphenol Corp. Class A	15,575	1,423,399
		1,549,063
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	14,700	991,662
LogMeIn, Inc.	7,400	855,070
VeriSign, Inc. (a)(b)	21,200	2,459,624
		4,306,356
IT Services - 8.4%
Amdocs Ltd.	13,300	875,007
Fiserv, Inc. (a)	13,600	1,950,104
FleetCor Technologies, Inc. (a)	3,100	619,783
Genpact Ltd.	10,156	318,594
Global Payments, Inc.	9,400	1,065,866
Paychex, Inc.	11,600	755,508
Total System Services, Inc.	36,000	3,166,200
		8,751,062
Semiconductors & Semiconductor Equipment - 10.2%
Analog Devices, Inc.	21,200	1,911,180
Applied Materials, Inc.	9,600	552,864
Broadcom Ltd.	1,900	468,274
KLA-Tencor Corp.	11,400	1,291,734
Lam Research Corp.	5,800	1,112,788
Microchip Technology, Inc.	17,100	1,520,703
ON Semiconductor Corp. (a)	94,600	2,262,832
Skyworks Solutions, Inc.	14,200	1,551,350
		10,671,725
Software - 6.1%
Adobe Systems, Inc. (a)	3,600	752,868
Check Point Software Technologies Ltd. (a)	10,000	1,038,900
Citrix Systems, Inc. (a)	21,400	1,968,800
Electronic Arts, Inc. (a)	6,500	804,050
Intuit, Inc.	2,600	433,836
Take-Two Interactive Software, Inc. (a)	12,900	1,443,123
		6,441,577

TOTAL INFORMATION TECHNOLOGY		33,041,611

MATERIALS - 2.2%
Chemicals - 2.2%
CF Industries Holdings, Inc.	8,100	334,044
Eastman Chemical Co.	2,900	293,132
Sherwin-Williams Co.	1,240	497,959
The Chemours Co. LLC	11,200	532,112
The Scotts Miracle-Gro Co. Class A	7,000	628,880
		2,286,127
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
CoreSite Realty Corp.	9,500	891,575
Equity Lifestyle Properties, Inc.	10,000	846,100
Extra Space Storage, Inc.	8,900	756,945
		2,494,620
TOTAL COMMON STOCKS
(Cost $94,404,995)		103,583,075

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (c)	1,035,810	1,036,017
Fidelity Securities Lending Cash Central Fund 1.42% (c)(d)	1,228,470	1,228,593
TOTAL MONEY MARKET FUNDS
(Cost $2,264,610)		2,264,610
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $96,669,605)		105,847,685
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,268,775)
NET ASSETS - 100%		$104,578,910

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,650
Fidelity Securities Lending Cash Central Fund	789
Total	$5,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018